Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Gold prepayment liability	$ 71,208	$ 140,008	$ 137,031
Wheaton refund liability	6,383	5,424
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	577	7,430
Investments at FVTPL	9,799	11,158
Financial assets measured at fair value	10,376	18,588
Non-hedge derivatives	17,995	12,451
Gold prepayment liability	71,208	140,008
Agreements with communities	35,870	33,947
Wheaton refund liability	7,744	5,424
Senior unsecured notes	1,094,988	1,239,018
Financial liabilities measured at fair value	1,227,805	1,430,848
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	9,799	11,158
Financial assets measured at fair value	9,799	11,158
Non-hedge derivatives	0	0
Gold prepayment liability	0	0
Agreements with communities	0	0
Wheaton refund liability	0	0
Senior unsecured notes	1,094,988	1,239,018
Financial liabilities measured at fair value	1,094,988	1,239,018
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	577	7,430
Investments at FVTPL	0	0
Financial assets measured at fair value	577	7,430
Non-hedge derivatives	17,995	12,451
Gold prepayment liability	71,208	140,008
Agreements with communities	0	0
Wheaton refund liability	0	0
Senior unsecured notes	0	0
Financial liabilities measured at fair value	89,203	152,459
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Financial assets measured at fair value	0	0
Non-hedge derivatives	0	0
Gold prepayment liability	0	0
Agreements with communities	35,870	33,947
Wheaton refund liability	7,744	5,424
Senior unsecured notes	0	0
Financial liabilities measured at fair value	$ 43,614	$ 39,371